Dividends	12 Months Ended
Dec. 31, 2021
Dividends
Dividends

14.   Dividends

The following dividends were declared and paid by Nexters Global Ltd prior to the Transaction:

	2021	2020	2019
Dividends unpaid as at January 1	2,592	84	—
Dividends declared for year, per share US$ 4,800 (2020: 2,681, 2019: 210)	96,000	53,614	4,206
Dividends paid	(98,562)	(51,683)	(4,122)
Effect of foreign exchange rates	(30)	577	—
Dividends unpaid as at December 31	—	2,592	84

The Cypriot law requires companies established under the laws of Cyprus to pay dividends out of available distributable profits. Profits in the legal sense are construed on principles different from IFRS. Management of Nexters Global Ltd determined the amount of the distributable profits of Nexters Global Ltd as at the dates of dividends declaration in accordance with the applicable law, ensuring the availability of funds for covering all potential and contingent liabilities and taking into account that deferred revenue, appearing on the balance sheet as a liability does not constitute liability in the legal sense but it is in essence a postponement in the recognition of revenue.